Note 15 - Related Party Balances and Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2014 Beijing Fanhua Micro Credit Company Limited [Member] Subsidiary Holding Equity Interest in Subsidiary of Sincere Fame [Member]	Oct. 31, 2011 Sincere Fame International Limited and Subsidiaries [Member] Maximum [Member] CNY	Oct. 31, 2011 Sincere Fame International Limited and Subsidiaries [Member] USD ($)	Dec. 31, 2014 Sincere Fame International Limited and Subsidiaries [Member] USD ($)	Dec. 31, 2014 Sincere Fame International Limited and Subsidiaries [Member] CNY	Dec. 31, 2013 Sincere Fame International Limited and Subsidiaries [Member] CNY	Oct. 31, 2013 Sincere Fame International Limited and Subsidiaries [Member] CNY	Oct. 31, 2011 Sincere Fame International Limited [Member]	Dec. 31, 2013 Affiliated Entity [Member] Subsidiaries [Member] CNY	Dec. 31, 2012 Affiliated Entity [Member] Subsidiaries [Member] CNY	Dec. 31, 2014 Affiliated Entity [Member] CNY	Dec. 31, 2013 Affiliated Entity [Member] CNY	Dec. 31, 2012 Affiliated Entity [Member] CNY	Dec. 31, 2013 Puyi Asset Management Co Ltd [Member] CNY	Dec. 31, 2012 Puyi Asset Management Co Ltd [Member] CNY
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Related Party Transaction Amount of Loan Agreed to be Advanced							317,990	$ 50,000
Facility Letter Validity Period													2 years
Due from Related Party Principal Receivable, Current									28,959	179,681		126,621
Interest Receivable, Current									4,580	28,420	16,250
Accounts Receivable, Related Parties, Current									242	1,500	1,500
Related Party Transaction, Rate									7.30%	7.30%
Revenue from Related Parties														1,415	5,660				13,112	7,522
Related Party Transaction Interest Income from Transactions with Related Party		46,472	[1]	47,273	[1]											12,170	6,843	10,298
Equity Method Investment, Ownership Percentage						30.00%
Noncontrolling Interest Acquisition Excess Fair Value Recognized As Management Compensation Expense	7,900

[1]	This represented accrued interest income on bank deposits and interest bearing receivable from third parties as described in (v).